Discontinued Operations - Schedule of Reconciliation of Major Line Items Constituting Pretax Profit (Loss) of Discontinued Operations to After Tax Profit (Loss) of Discontinued Operations (Parenthetical) (Detail) - Omnibus Agreement [Member] - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
General and administrative	$ 32.3	$ 24.4	$ 9.4
Agreement termination date	Jun. 01, 2016